United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  June 30, 2010

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                   Toth Financial Advisory Corporation
                                                              FORM 13F
                                                            June 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101      894 11314.555SH       Sole                                  11314.555
AFLAC, Inc.                    COM              001055102     3500 82022.642SH       Sole                                  82022.642
AT&T Corporation               COM              00206r102      284 11724.544SH       Sole                                  11724.544
Abbott Laboratories            COM              002824100     2379 50864.000SH       Sole                                  50864.000
Accenture LTD Cl A             COM              g1151c101      879 22745.000SH       Sole                                  22745.000
Advanced Semiconductor Eng ADR COM              00756M404      118 30089.000SH       Sole                                  30089.000
Alliance Bankshares Corporatio COM              018535104      143 53072.000SH       Sole                                  53072.000
American Express Company       COM              025816109     1056 26611.000SH       Sole                                  26611.000
Argon St., Inc.                COM              040149106    94123 2744924.000SH     Sole                                2744924.000
Bank America Corporation       COM              060505104      832 57922.032SH       Sole                                  57922.032
Bed Bath & Beyond, Inc.        COM              075896100      313 8440.000 SH       Sole                                   8440.000
CVS Corporation DEL            COM              126650100     2177 74236.000SH       Sole                                  74236.000
Caterpillar Inc.               COM              149123101      282 4695.000 SH       Sole                                   4695.000
China Networks International   COM              G21125102        3 15209.000SH       Sole                                  15209.000
Church & Dwight Co., Inc.      COM              171340102      272 4344.000 SH       Sole                                   4344.000
Cisco Systems, Inc.            COM              17275r102     3121 146442.749SH      Sole                                 146442.749
Clorox Company                 COM              189054109     1060 17060.000SH       Sole                                  17060.000
Coca Cola Co                   COM              191216100     1503 29993.000SH       Sole                                  29993.000
Colgate-Palmolive              COM              194162103     3118 39583.000SH       Sole                                  39583.000
Corning, Inc.                  COM              219350105     1163 72041.000SH       Sole                                  72041.000
Danaher Corp. Del              COM              235851102      206 5540.000 SH       Sole                                   5540.000
Equifax Inc.                   COM              294429105      480 17105.000SH       Sole                                  17105.000
Exxon-Mobil Corporation        COM              30231G102      326 5713.000 SH       Sole                                   5713.000
Fiserv, Inc.                   COM              337738108     1469 32183.000SH       Sole                                  32183.000
Flextronics International LTD  COM              y2573f102     1006 179695.000SH      Sole                                 179695.000
General Dynamics Corporation   COM              369550108      851 14535.000SH       Sole                                  14535.000
General Electric Company       COM              369604103     1907 132231.638SH      Sole                                 132231.638
General Mills, Inc.            COM              370334104      394 11090.000SH       Sole                                  11090.000
H.J. Heinz Company             COM              423074103      923 21366.000SH       Sole                                  21366.000
Hewlett Packard Company        COM              428236103     2164 50005.000SH       Sole                                  50005.000
Home Depot, Inc.               COM              437076102      205 7287.000 SH       Sole                                   7287.000
Hudson City Bancorp, Inc.      COM              443683107      202 16500.000SH       Sole                                  16500.000
Intel Corporation              COM              458140100     2480 127516.768SH      Sole                                 127516.768
International Business Machine COM              459200101     3573 28933.000SH       Sole                                  28933.000
J.P. Morgan Chase & Co.        COM              46625H100      212 5785.000 SH       Sole                                   5785.000
Jabil Circut, Inc.             COM              466313103     1215 91390.000SH       Sole                                  91390.000
Johnson & Johnson              COM              478160104     3799 64330.944SH       Sole                                  64330.944
Kellogg                        COM              487836108      469 9317.000 SH       Sole                                   9317.000
Kimberly-Clark Corporation     COM              494368103      662 10915.000SH       Sole                                  10915.000
Knight Transportation, Inc.    COM              499064103      793 39190.000SH       Sole                                  39190.000
L-3 Communications Holdings, I COM              502424104      387 5465.000 SH       Sole                                   5465.000
Lincoln Elec Holdings, Inc.    COM              533900106      440 8630.000 SH       Sole                                   8630.000
Lowes Companies, Inc.          COM              548661107      496 24285.000SH       Sole                                  24285.000
Mako Surgical Corporation      COM              560879108      370 29715.000SH       Sole                                  29715.000
McDonalds Corporation          COM              580135101      453 6870.000 SH       Sole                                   6870.000
Medtronic, Inc.                COM              585055106     2822 77805.000SH       Sole                                  77805.000
Microsoft Corporation          COM              594918104     1242 53986.775SH       Sole                                  53986.775
Nokia Corporation A            COM              654902204       83 10205.000SH       Sole                                  10205.000
O'Reilly Automotive, Inc.      COM              686091109     1410 29650.000SH       Sole                                  29650.000
Oracle Corporation             COM              68389x105     1802 83965.000SH       Sole                                  83965.000
Oshkosh Truck Corporation      COM              688239201      701 22510.000SH       Sole                                  22510.000
Patterson Companies            COM              703395103     1346 47180.000SH       Sole                                  47180.000
Pepsico, Inc.                  COM              713448108     2314 37973.002SH       Sole                                  37973.002
Pfizer, Inc.                   COM              717081103      699 49038.000SH       Sole                                  49038.000
Phillip Morris International   COM              718172109      370 8073.000 SH       Sole                                   8073.000
Procter & Gamble               COM              742718109     2655 44273.000SH       Sole                                  44273.000
Prudential Financial, Inc.     COM              744320102      511 9525.000 SH       Sole                                   9525.000
Quest Diagnostic, Inc.         COM              74834l100      450 9038.000 SH       Sole                                   9038.000
ReGen Biologics                COM              75884M104        5 21852.000SH       Sole                                  21852.000
Rockwell Collins, Inc.         COM              774341101      203 3820.000 SH       Sole                                   3820.000
Staples, Inc.                  COM              855030102      703 36924.000SH       Sole                                  36924.000
Stryker Corporation            COM              863667101     3263 65177.987SH       Sole                                  65177.987
Sysco Corporation              COM              871829107     1527 53448.000SH       Sole                                  53448.000
Target Corporation             COM              87612e106      350 7121.000 SH       Sole                                   7121.000
Technitrol, Inc.               COM              878555101      495 156539.000SH      Sole                                 156539.000
Wal-Mart Stores                COM              931142103     2082 43314.000SH       Sole                                  43314.000
Walgreen Co.                   COM              931422109     1346 50423.000SH       Sole                                  50423.000
Wells Fargo & Company New      COM              949740104      715 27942.975SH       Sole                                  27942.975
Willis Goup Holdings           COM              G96655108      285 9475.000 SH       Sole                                   9475.000
Barclays Bank Commodity Index                   06738c778      429  11405.0 SH       Sole                                    11405.0
Consumer Discretionary Secto (                  81369y407     2221  76240.0 SH       Sole                                    76240.0
Consumer Staples Sector (SPDR)                  81369Y308      580  22760.0 SH       Sole                                    22760.0
DJ Transportation Index (iShar                  464287192     2815  38909.0 SH       Sole                                    38909.0
DJ US Regional Banks Index Fun                  464288778     1861  85028.0 SH       Sole                                    85028.0
Financial Sector (SPDR)                         81369y605     1823 131987.0 SH       Sole                                   131987.0
Financials (ProShares Ultra)                    74347R743     1735  34765.5 SH       Sole                                    34765.5
Healthcare Sector (SPDR)                        81369Y209      485  17195.0 SH       Sole                                    17195.0
Industrials (ProShares Ultra)                   74347R727      622  21740.0 SH       Sole                                    21740.0
Industrials Sector (SPDR)                       81369y704     2462  89759.0 SH       Sole                                    89759.0
Internet HOLDRS                                 46059w102      367   7500.0 SH       Sole                                     7500.0
KBW Insurance Index (SPDR)                      78464a789     2169  61536.0 SH       Sole                                    61536.0
Metals & Mining Sector (SPDR)                   78464A755      759  16615.0 SH       Sole                                    16615.0
MidCap 400 (ProShares Ultra)                    74347R404      301   7635.0 SH       Sole                                     7635.0
Nasdaq Biotechnology Index (iS                  464287556     1705  21995.0 SH       Sole                                    21995.0
QQQ (ProShares Ultra)                           74347r206     2368  46800.0 SH       Sole                                    46800.0
Real Estate (ProShares Ultra)                   74347R677      315   8831.0 SH       Sole                                     8831.0
Regional Bank HOLDRS                            75902e100      617   8425.7 SH       Sole                                     8425.7
Russell 2000 Growth (ProShares                  74347R487      371  13070.0 SH       Sole                                    13070.0
Russell Microcap Index (iShare                  464288869     1630  41645.0 SH       Sole                                    41645.0
S&P 500 (ProShares Ultra)                       74347r107     1917  59504.7 SH       Sole                                    59504.7
S&P 500 (SPDR)                                  78462F103      334   3232.0 SH       Sole                                     3232.0
S&P GSSI Semiconductor (iShare                  464287523      379   8660.0 SH       Sole                                     8660.0
S&P Homebuilders (SPDR)                         78464a888      753  52600.0 SH       Sole                                    52600.0
S&P Retail (SPDR)                                              782  21945.0 SH       Sole                                    21945.0
Semiconductor HOLDRS                            816636203      797  30736.0 SH       Sole                                    30736.0
Technology (ProShares Ultra)                    74347R693      688  16575.0 SH       Sole                                    16575.0
Technology Sector (SPDR)                        81369y803     2073 101635.0 SH       Sole                                   101635.0
Utilities Sector (SPDR)                         81369Y886     1912  67650.0 SH       Sole                                    67650.0
Vanguard Emerging Markets                       922042858     1879  49470.0 SH       Sole                                    49470.0
Vanguard Energy ETF                             92204a306      397   5445.0 SH       Sole                                     5445.0
Vanguard Mid-Cap Index                          922908629      264   4495.0 SH       Sole                                     4495.0
Vanguard REIT                                   922908553     2217  47679.0 SH       Sole                                    47679.0
Water Resources Portfolio (Pow                  73935x575      350  23225.0 SH       Sole                                    23225.0
20+ Year Treasury (ProShares U                  74347R297     1392  39239.0 SH       Sole                                    39239.0
Wells Fargo PFD                                 kek746889        0    12500 SH       Sole                                      12500
American Century Equity Income                  025076100      109 17405.522SH       Sole                                  17405.522
American Century Livestrong 20                  02507F696      190 21407.973SH       Sole                                  21407.973
Growth Fund of America - Class                  399874882      984 37885.970SH       Sole                                  37885.970
Growth Fund of America CL F                     399874403      452 18100.014SH       Sole                                  18100.014
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      384 20165.955SH       Sole                                  20165.955
Pimco Total Return Administrat                  693390726      187 16786.231SH       Sole                                  16786.231
Principle High Yield Cl A                       928965623      187 24228.407SH       Sole                                  24228.407
RS Global Natural Resources Fu                  74972H705      607 21250.457SH       Sole                                  21250.457
Janus Aspen Balanced Portfolio                  000000000     2021 194518.7970SH     Sole                                194518.7970
Pimco VIT Low Duration Portfol                  000000000      182 14540.5240SH      Sole                                 14540.5240
Seligman Communication and Inf                  000000000      344 31345.8820SH      Sole                                 31345.8820
AZL BlackRock Capital Apprecia                  000000000      128 11393.4291SH      Sole                                 11393.4291
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       23 23214.4800SH      Sole                                 23214.4800
USAllianz Charter                               000000000      219 218617.0000SH     Sole                                218617.0000
Maxim Money Market Fund                                        141 14201.9806SH      Sole                                 14201.9806
Fidelity VIP Equity Income                      000000000       58 20373.1906SH      Sole                                 20373.1906
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       83 12823.7874SH      Sole                                 12823.7874
REPORT SUMMARY                125 DATA RECORDS              218250            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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